Acquisition and sale of businesses and brands and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	£ (316)	£ (88)	£ (358)
(Overdraft)/Cash	0	1	4
Capital injection	(79)	(61)	(38)
Net cash outflow on acquisition of businesses	(435)	(271)	(488)
Purchase of shares of non-controlling interests	(146)	0	(42)
Total net cash outflow	(581)	(271)	(530)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(14)	(4)	0
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(316)	(88)	(358)
Other subsidiaries | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(26)	(36)	(7)
Casamigos Tequila LLC | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	£ 0	£ (83)	£ (89)